Equity-settled donation expense	12 Months Ended
Mar. 31, 2016
Equity-settled donation expense
Equity-settled donation expense

9.     Equity-settled donation expense

During the year ended March 31, 2014, the Company granted 50,000,000 share options to a non-profit organization designated by two members of management of the Company, subject to irrevocable instructions to designate and transfer these share options to the separate charitable trusts to be established by these two members of management of the Company. These share options were approved by the directors of the board and such options are not subject to any vesting conditions and are exercisable for a period of four years starting from the grant date. The exercise price of these options is US$25.00 per share and was determined with reference to the fair market value of the ordinary shares of the Company at the time of the grant. For each of the eight years beginning one year after the date of listing of the ordinary shares of the Company on a recognized stock exchange, the charitable trusts are permitted to sell only up to 6,250,000 ordinary shares per year excluding such number of unsold ordinary shares carried forward from previous years.

The fair value of each share option is estimated on the grant date using the Black-Scholes model and the assumptions below:

Year ended March 31,
2014
Risk-free interest rate (i)	1.02%
Expected dividend yield (ii)	0%
Expected life (years) (iii)	4.00
Expected volatility (iv)	37.2%
Discount for post-vesting sale restrictions (v)	18.0% - 38.0%

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of these options at the time of grant.
(ii)	Expected dividend is assumed to be 0% as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of the options is based on management's estimate on timing of exercise.
(iv)	Expected volatility is assumed based on the historical volatility of the Company's comparable companies in the period equal to expected life of the options.
(v)	Discount for post-vesting sale restrictions applied on the underlying ordinary shares takes into consideration of the restriction on sales of two to eight years.

As there are no vesting conditions attached to the above share options, equity-settled donation expense of RMB1,269 million was recognized in full and recorded in general and administrative expenses during the year ended March 31, 2014.